Parent Company (Tables)	12 Months Ended
Dec. 31, 2013
Parent Company (Tables) [Abstract]
Condensed Statements of Income

PARENT COMPANY – CONDENSED STATEMENTS OF INCOME

Years Ended December 31 (Millions)	2013	2012	2011
Revenues
Non-interest revenues
Gain on sale of securities	$135	$121	$15
Other	5	(12)	3
Total non-interest revenues	140	109	18
Interest income	134	137	142
Interest expense	(583)	(609)	(633)
Total revenues net of interest expense	(309)	(363)	(473)
Expenses
Salaries and employee benefits	206	165	173
Other	261	214	186
Total	467	379	359
Pretax loss	(776)	(742)	(832)
Income tax benefit	(297)	(258)	(346)
Net loss before equity in net income of
subsidiaries and affiliates	(479)	(484)	(486)
Equity in net income of subsidiaries and
affiliates	5,838	4,966	5,385
Income from continuing operations	5,359	4,482	4,899
Income from discontinued operations,
net of tax	―	―	36
Net income	$5,359	$4,482	$4,935

Condensed Balance Sheets

PARENT COMPANY – CONDENSED BALANCE SHEETS

As of December 31 (Millions)	2013	2012
Assets
Cash and cash equivalents	$6,076	$4,797
Investment securities	123	296
Equity in net assets of subsidiaries and
affiliates of continuing operations	19,571	19,087
Accounts receivable, less reserves	378	655
Premises and equipment, less accumulated
depreciation: 2013, $76; 2012, $59	136	117
Loans to subsidiaries and affiliates	5,236	6,733
Due from subsidiaries and affiliates	1,126	1,189
Other assets	335	441
Total assets	32,981	33,315
Liabilities and Shareholders’ Equity
Liabilities
Accounts payable and other liabilities	1,386	1,474
Due to subsidiaries and affiliates	926	1,069
Short-term debt of subsidiaries and affiliates	819	2,316
Long-term debt	10,354	9,570
Total liabilities	13,485	14,429
Shareholders’ equity
Common shares	213	221
Additional paid-in capital	12,202	12,067
Retained earnings	8,507	7,525
Accumulated other comprehensive loss	(1,426)	(927)
Total shareholders’ equity	19,496	18,886
Total liabilities and shareholders’ equity	$32,981	$33,315

Condensed Cash Flows

PARENT COMPANY – CONDENSED STATEMENTS OF CASH FLOWS

Years Ended December 31 (Millions)		2013	2012		2011
Cash Flows from Operating Activities
Net income		$5,359	$4,482		$4,935
Adjustments to reconcile net income to cash provided by operating activities:
Equity in net income of subsidiaries and affiliates:
— Continuing operations		(5,838)	(4,966)		(5,385)
— Discontinued operations		―	―		(36)
Dividends received from subsidiaries and affiliates		4,768	3,355		3,773
Gain on sale of securities		(135)	(121)		(15)
Other operating activities, primarily with subsidiaries and affiliates		324	196		671
Premium paid on debt exchange		―	(541)		―
Net cash provided by operating activities		4,478	2,405		3,943
Cash Flows from Investing Activities
Sale of investments		157	118		20
Purchase of investments		―	―		(2)
Purchase of premises and equipment		(39)	(38)		(35)
Loans to subsidiaries and affiliates		1,498	(1,601)		(189)
Investments in subsidiaries and affiliates		―	(11)		(18)
Net cash provided by (used in) investing activities		1,616	(1,532)		(224)
Cash Flows from Financing Activities
Issuance/(principal payments) of/on long-term debt		843	―		(400)
Short-term debt of subsidiaries and affiliates		(1,497)	1,421		895
Issuance of American Express common shares and other		721	443		594
Repurchase of American Express common shares		(3,943)	(3,952)		(2,300)
Dividends paid		(939)	(902)		(861)
Net cash used in financing activities		(4,815)	(2,990)		(2,072)
Net increase (decrease) in cash and cash equivalents		1,279	(2,117)		1,647
Cash and cash equivalents at beginning of year		4,797	6,914		5,267
Cash and cash equivalents at end of year		$6,076	$4,797		$6,914

Supplemental cash flow information
Non-cash financing activities
Impact of debt exchange on long-term debt	$	―	$439	$	―